RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS (Details)		1 Months Ended			3 Months Ended		9 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Nov. 30, 2020	Jul. 31, 2018 agreement USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Accrued expenses					$ 1,569,920		$ 1,569,920			$ 1,685,409
Settlement of accrued expenses (In shares) | shares							44,187
Research and development					745,506	$ 259,996	$ 2,059,769	$ 556,064
Prepaid research and development costs					414,061		414,061			329,033
Gain on reduction in liability							416,000
Other income					(702,002)	(101,357)	$ (208,765)	(6,564,120)
Percentage of share capital held in Escrow by Altshuler Shaham Trusts Ltd.							40.00%
Research and consulting agreement | Polytherapeutics
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Monthly payments												$ 20,833
Total amount of agreement												$ 666,667
Research and consulting agreement | Axella Research LLC
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Number of options to pay				270,000
Research and development					0	0	$ 0	0
Research and consulting agreement | Netherton Syndrome
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Research and development					35,000		112,000
Research and consulting agreement | Therapeutics Inc.
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Research and development					423,000	88,000	904,000	232,000
Research and consulting agreement | Scleroderma
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Total amount of agreement									$ 610,000
Research and development					138,000		138,000
Prepaid research and development costs					85,000		85,000
Consulting agreements | Axella Research LLC
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Number of agreements | agreement				3
Accrued expenses										194,000
Consulting agreements | Netherton Syndrome
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Total amount of agreement											$ 250,000
Consulting agreements | Therapeutics Inc.
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Total amount of agreement	$ 4,400,000
Initial term			3 years
Written termination notice period			90 days
Consulting agreements | Investor Relations firm
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Monthly payments					14,000		14,000
Accrued expenses										$ 584,000
Gain on reduction in liability	$ 98,000	$ 168,000
Other income		$ 416,000
Consulting fees					$ 42,000	$ 42,000	$ 70,000	$ 42,000